Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc. (“CREFI”)

Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company”)

388 Greenwich Street

New York, NY 10013

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Citigroup Global Markets Inc., JPMorgan Chase Bank, National Association, Wells Fargo Bank, National Association, Wells Fargo Securities, LLC, J.P. Morgan Securities LLC, Bancroft Capital, LLC and Deutsche Bank Securities Inc., who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to BX Trust 2019-IMC, Commercial Mortgage Pass-Through Certificates, Series 2019-IMC (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested, or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by sixteen (16) properties, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	1

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of May 9, 2019.
•	The following Microsoft Excel (“Excel”) file, which was provided to us by the Company, and includes certain attributes related to the Underlying Collateral as of the Cut-off Date, shall be herein referred to as the “Final Data File”:
o	BX 2019-IMC Accounting Tape.xlsx
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Settlement Statement” refers to the signed borrower and lender mortgage loan settlement statements indicating the sources and uses of dispersed funds.
•	The phrase “Environmental Matrix” refers to a schedule of the property specific environmental report information, as provided by EMG.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	2

•	The phrase “Engineering Matrix” refers to a schedule of the property specific engineering report information, as provided by EMG.
•	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.
•	The “Ground Lease Estoppel” refers to the ground lease estoppel and/or any lease agreements thereof.
•	The phrase “Interest Rate Cap Agreement” refers to the signed interest rate cap agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Non-Consolidation Agreement” refers to the signed non-consolidation opinion.
•	The phrase “Promissory Note” refers to the signed promissory note, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Title Policy” refers to the signed title policy.
•	The phrase “Fee Schedule” refers to the administrative fee schedule, as provided by the Company.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements, which includes property information and unit mixes (“Unit Mix”), prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From April 10, 2019 through April 24, 2019, the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed the Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”) or (ii) recalculated and agreed the Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”). The procedures associated with the Compared Attributes were applied as indicated in Exhibit A. The procedures associated with the Recalculated Attributes were applied as indicated in Exhibit B. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding Source Documents. For the purpose of our procedures, any differences within the defined tolerance level (if any) listed in Exhibit A or B are considered to be in agreement. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit C.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	3

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

April 24, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	4

BX Trust 2019-IMC, Commercial Mortgage Pass-Through Certificates, Series 2019-IMC

Exhibits

Exhibit A – Compared Attributes

Exhibit B – Recalculated Attributes

Exhibit C – Specified Attributes Provided by the Company (not subject to procedures)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	5

BX Trust 2019-IMC, Commercial Mortgage Pass-Through Certificates, Series 2019-IMC Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document	Tolerance Level
1	Street Address	Appraisal Report	None
2	City	Appraisal Report	None
3	Market	Appraisal Report	None
4	State	Appraisal Report	None
5	County	Appraisal Report	None
6	Zip Code	Appraisal Report	None
7	Year Built	Appraisal Report	None
8	Renovated Date	Appraisal Report	None
9	NRA	Underwriting File	None
10	Unit of Measure	Underwriting File	None
11	Property Type	Appraisal Report	None
12	Ownership Interest	Title Policy	None
13	Ground Lessor	Ground Lease	None
14	Ground Lease Maturity Date	Ground Lease	None
15	Ground Lease Extension (Description)	Ground Lease	None
16	Ground Lease Extension Tenor (Years)	Ground Lease	None
17	Ground Lease Max Maturity Date	Ground Lease	None
18	Original Balance ($)	Loan Agreement	$1.00
19	Origination Date	Loan Agreement	None
20	Floating Rate Trust Margin	Loan Agreement	None
21	LIBOR Cap	Interest Rate Cap Agreement	None
22	LIBOR Lookback days	Interest Rate Cap Agreement	None
23	LIBOR Cap Expiration Date	Interest Rate Cap Agreement	None
24	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
25	Amort Type	Loan Agreement	None
26	Interest Accrual Period	Loan Agreement	None
27	Grace Period	Loan Agreement	None
28	First Loan Payment Date	Loan Agreement	None
29	Original Balloon Term (Months)	Loan Agreement	None
30	Original Amort Term (Months)	Loan Agreement	None
31	IO Period	Loan Agreement	None
32	Initial Maturity Date	Loan Agreement	None
33	Extensions	Loan Agreement	None
34	Fully Extended Maturity Date	Loan Agreement	None
35	Lockbox	Loan Agreement	None
36	Lockbox Type	Loan Agreement	None
37	Cash Management Type	Loan Agreement	None
38	Cash Management Trigger	Loan Agreement	None
39	Administrative Fee Rate (%)	Fee Schedule	None
40	Partial Release	Loan Agreement	None
41	Partial Release Description	Loan Agreement	None
42	Borrower Entity	Loan Agreement	None
43	Non-Recourse Carveout Guarantor	Guaranty Agreement	None
44	Single Purpose Entity	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	6

BX Trust 2019-IMC, Commercial Mortgage Pass-Through Certificates, Series 2019-IMC Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document	Tolerance Level
45	Non-Consolidation Letter	Non-Consolidation Agreement	None
46	Loan Purpose	Settlement Statement	None
47	Future Debt Permitted (Y/N)	Loan Agreement	None
48	Initial Tax Escrow	Loan Agreement	None
49	Ongoing Tax Escrow Monthly	Loan Agreement	None
50	Initial Insurance Escrow	Loan Agreement	None
51	Ongoing Insurance Escrow Monthly	Loan Agreement	None
52	Initial Immediate Repairs Escrow	Loan Agreement	None
53	Initial Replacement Reserve Escrow	Loan Agreement	None
54	Ongoing Replacement Reserve Escrow Monthly	Loan Agreement	None
55	Initial Ground Lease Escrow	Loan Agreement	None
56	Ongoing Ground Lease Escrow Monthly	Loan Agreement	None
57	Other Upfront Escrows	Loan Agreement	None
58	Description Other Upfront Escrows	Loan Agreement	None
59	Initial Rollover Reserve Escrow	Loan Agreement	None
60	Ongoing Rollover Reserve Escrow Monthly	Loan Agreement	None
61	Engineering Report Date	Engineering Matrix	None
62	Engineering Report Provider	Engineering Matrix	None
63	Environmental Report Date (3)	Environmental Matrix	None
64	Environmental Report Provider	Environmental Matrix	None
65	Seismic Zone	Engineering Matrix	None
66	Phase II Follow Up Required	Environmental Matrix	None
67	Earthquake Insurance Required	Loan Agreement	None
68	Terrorism Insurance Required	Loan Agreement	None
69	Appraisal Date	Appraisal Report	None
70	Appraisal Report Provider	Appraisal Report	None
71	Appraised Value ($) (2)	Appraisal Report	None
72	Tenant Name	Underwriting File	None
73	Lease Start	Underwriting File	None
74	Lease Exp.	Underwriting File	None
75	NRA	Underwriting File	None
76	UW Base Rent ($)	Underwriting File	$1.00
77	UW Gross Rent ($)	Underwriting File	$1.00
78	Tenant Name	Underwriting File	None
79	Lease Start	Underwriting File	None
80	Lease Exp.	Underwriting File	None
81	NRA	Underwriting File	None
82	UW Base Rent ($)	Underwriting File	$1.00
83	UW Gross Rent ($)	Underwriting File	$1.00
84	Tenant Name	Underwriting File	None
85	Lease Start	Underwriting File	None
86	Lease Exp.	Underwriting File	None
87	NRA	Underwriting File	None
88	UW Base Rent ($)	Underwriting File	$1.00
89	UW Gross Rent ($)	Underwriting File	$1.00
90	Tenant Name	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	7

BX Trust 2019-IMC, Commercial Mortgage Pass-Through Certificates, Series 2019-IMC Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document	Tolerance Level
91	Lease Start	Underwriting File	None
92	Lease Exp.	Underwriting File	None
93	NRA	Underwriting File	None
94	UW Base Rent ($)	Underwriting File	$1.00
95	UW Gross Rent ($)	Underwriting File	$1.00
96	Tenant Name	Underwriting File	None
97	Lease Start	Underwriting File	None
98	Lease Exp.	Underwriting File	None
99	NRA	Underwriting File	None
100	UW Base Rent ($)	Underwriting File	$1.00
101	UW Gross Rent ($)	Underwriting File	$1.00
102	Occupancy (%)	Underwriting File	None
103	Occupancy Date	Underwriting File	None
104	Tenancy (Single/Multi)	Underwriting File	None
105	2015 In Place Base Rent	Underwriting File	$1.00
106	2016 In Place Base Rent	Underwriting File	$1.00
107	2017 In Place Base Rent	Underwriting File	$1.00
108	2018 In Place Base Rent	Underwriting File	$1.00
109	UW In Place Base Rent	Underwriting File	$1.00
110	2015 Potential Income From Vacant Space	Underwriting File	$1.00
111	2016 Potential Income From Vacant Space	Underwriting File	$1.00
112	2017 Potential Income From Vacant Space	Underwriting File	$1.00
113	2018 Potential Income From Vacant Space	Underwriting File	$1.00
114	UW Potential Income From Vacant Space	Underwriting File	$1.00
115	2015 Contractual Rent Steps	Underwriting File	$1.00
116	2016 Contractual Rent Steps	Underwriting File	$1.00
117	2017 Contractual Rent Steps	Underwriting File	$1.00
118	2018 Contractual Rent Steps	Underwriting File	$1.00
119	UW Contractual Rent Steps	Underwriting File	$1.00
120	2015 Reimbursements	Underwriting File	$1.00
121	2016 Reimbursements	Underwriting File	$1.00
122	2017 Reimbursements	Underwriting File	$1.00
123	2018 Reimbursements	Underwriting File	$1.00
124	UW Reimbursements	Underwriting File	$1.00
125	2015 Trade Show / TLA Revenue	Underwriting File	$1.00
126	2016 Trade Show / TLA Revenue	Underwriting File	$1.00
127	2017 Trade Show / TLA Revenue	Underwriting File	$1.00
128	2018 Trade Show / TLA Revenue	Underwriting File	$1.00
129	UW Trade Show / TLA Revenue	Underwriting File	$1.00
130	2015 Total Gross Potential Income	Underwriting File	$1.00
131	2016 Total Gross Potential Income	Underwriting File	$1.00
132	2017 Total Gross Potential Income	Underwriting File	$1.00
133	2018 Total Gross Potential Income	Underwriting File	$1.00
134	UW Total Gross Potential Income	Underwriting File	$1.00
135	2015 Economic Vacancy & Credit Loss	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	8

BX Trust 2019-IMC, Commercial Mortgage Pass-Through Certificates, Series 2019-IMC Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document	Tolerance Level
136	2016 Economic Vacancy & Credit Loss	Underwriting File	$1.00
137	2017 Economic Vacancy & Credit Loss	Underwriting File	$1.00
138	2018 Economic Vacancy & Credit Loss	Underwriting File	$1.00
139	UW Economic Vacancy & Credit Loss	Underwriting File	$1.00
140	2015 EGI Before Other Income	Underwriting File	$1.00
141	2016 EGI Before Other Income	Underwriting File	$1.00
142	2017 EGI Before Other Income	Underwriting File	$1.00
143	2018 EGI Before Other Income	Underwriting File	$1.00
144	UW EGI Before Other Income	Underwriting File	$1.00
145	2015 Other Income	Underwriting File	$1.00
146	2016 Other Income	Underwriting File	$1.00
147	2017 Other Income	Underwriting File	$1.00
148	2018 Other Income	Underwriting File	$1.00
149	UW Other Income	Underwriting File	$1.00
150	2015 Effective Gross Income	Underwriting File	$1.00
151	2016 Effective Gross Income	Underwriting File	$1.00
152	2017 Effective Gross Income	Underwriting File	$1.00
153	2018 Effective Gross Income	Underwriting File	$1.00
154	UW Effective Gross Income	Underwriting File	$1.00
155	2015 Management Fee	Underwriting File	$1.00
156	2016 Management Fee	Underwriting File	$1.00
157	2017 Management Fee	Underwriting File	$1.00
158	2018 Management Fee	Underwriting File	$1.00
159	UW Management Fee	Underwriting File	$1.00
160	2015 Payroll & Benefits	Underwriting File	$1.00
161	2016 Payroll & Benefits	Underwriting File	$1.00
162	2017 Payroll & Benefits	Underwriting File	$1.00
163	2018 Payroll & Benefits	Underwriting File	$1.00
164	UW Payroll & Benefits	Underwriting File	$1.00
165	2015 Repairs & Maintenance	Underwriting File	$1.00
166	2016 Repairs & Maintenance	Underwriting File	$1.00
167	2017 Repairs & Maintenance	Underwriting File	$1.00
168	2018 Repairs & Maintenance	Underwriting File	$1.00
169	UW Repairs & Maintenance	Underwriting File	$1.00
170	2015 Utilities	Underwriting File	$1.00
171	2016 Utilities	Underwriting File	$1.00
172	2017 Utilities	Underwriting File	$1.00
173	2018 Utilities	Underwriting File	$1.00
174	UW Utilities	Underwriting File	$1.00
175	2015 Advertising & Marketing	Underwriting File	$1.00
176	2016 Advertising & Marketing	Underwriting File	$1.00
177	2017 Advertising & Marketing	Underwriting File	$1.00
178	2018 Advertising & Marketing	Underwriting File	$1.00
179	UW Advertising & Marketing	Underwriting File	$1.00
180	2015 General & Administrative	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	9

BX Trust 2019-IMC, Commercial Mortgage Pass-Through Certificates, Series 2019-IMC Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document	Tolerance Level
181	2016 General & Administrative	Underwriting File	$1.00
182	2017 General & Administrative	Underwriting File	$1.00
183	2018 General & Administrative	Underwriting File	$1.00
184	UW General & Administrative	Underwriting File	$1.00
185	2015 Insurance	Underwriting File	$1.00
186	2016 Insurance	Underwriting File	$1.00
187	2017 Insurance	Underwriting File	$1.00
188	2018 Insurance	Underwriting File	$1.00
189	UW Insurance	Underwriting File	$1.00
190	2015 Real Estate Taxes	Underwriting File	$1.00
191	2016 Real Estate Taxes	Underwriting File	$1.00
192	2017 Real Estate Taxes	Underwriting File	$1.00
193	2018 Real Estate Taxes	Underwriting File	$1.00
194	UW Real Estate Taxes	Underwriting File	$1.00
195	2015 Ground Rent	Underwriting File	$1.00
196	2016 Ground Rent	Underwriting File	$1.00
197	2017 Ground Rent	Underwriting File	$1.00
198	2018 Ground Rent	Underwriting File	$1.00
199	UW Ground Rent	Underwriting File	$1.00
200	2015 Total Operating Expenses	Underwriting File	$1.00
201	2016 Total Operating Expenses	Underwriting File	$1.00
202	2017 Total Operating Expenses	Underwriting File	$1.00
203	2018 Total Operating Expenses	Underwriting File	$1.00
204	UW Total Operating Expenses	Underwriting File	$1.00
205	2015 Net Operating Income	Underwriting File	$1.00
206	2016 Net Operating Income	Underwriting File	$1.00
207	2017 Net Operating Income	Underwriting File	$1.00
208	2018 Net Operating Income	Underwriting File	$1.00
209	UW Net Operating Income	Underwriting File	$1.00
210	2015 Replacement Reserves	Underwriting File	$1.00
211	2016 Replacement Reserves	Underwriting File	$1.00
212	2017 Replacement Reserves	Underwriting File	$1.00
213	2018 Replacement Reserves	Underwriting File	$1.00
214	UW Replacement Reserves	Underwriting File	$1.00
215	2015 Normalized TI/LCs	Underwriting File	$1.00
216	2016 Normalized TI/LCs	Underwriting File	$1.00
217	2017 Normalized TI/LCs	Underwriting File	$1.00
218	2018 Normalized TI/LCs	Underwriting File	$1.00
219	UW Normalized TI/LCs	Underwriting File	$1.00
220	2015 Net Cash Flow	Underwriting File	$1.00
221	2016 Net Cash Flow	Underwriting File	$1.00
222	2017 Net Cash Flow	Underwriting File	$1.00
223	2018 Net Cash Flow	Underwriting File	$1.00
224	UW Net Cash Flow	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	10

BX Trust 2019-IMC, Commercial Mortgage Pass-Through Certificates, Series 2019-IMC Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Logic or Formula	Tolerance Level
1	Cut-Off Date Allocated Mortgage Loan Amount ($)	The loan is interest only, the value has been set equal to Original Balance ($).	$1.00
2	Cut-Off Date Allocated Mortgage Loan Amount per SF ($)	A recalculation based on the Final Data File in which the Cut-Off Date Allocated Mortgage Loan Amount ($) was divided by NRA.	$1.00
3	Percentage of Cut-Off Date Allocated Mortgage Loan Amount	A recalculation based on the Final Data File in which the property level Cut-Off Date Allocated Mortgage Loan Amount ($) was divided by the loan level Cut-Off Date Allocated Mortgage Loan Amount ($).	None
4	Annual Debt Service Payment	A recalculation based on the Final Data File in which the Monthly Debt Service Payment was multiplied by 12.	$1.00
5	Monthly Debt Service Payment	A recalculation based on the Final Data File and Loan Agreement in which (i) the sum of the Assumed LIBOR and Floating Rate Trust Margin, (ii) the Interest Calculation (30/360 / Actual/360) method (which equals 365/360) divided by 12, and (iii) the Cut-Off Date Allocated Mortgage Loan Amount ($), were multiplied.	$1.00
6	Annual Debt Service Payment at the LIBOR Cap	A recalculation based on the Final Data File in which the Monthly Debt Service Payment at the LIBOR Cap was multiplied by 12.	$1.00
7	Monthly Debt Service Payment at the LIBOR Cap	A recalculation based on the Final Data File and Loan Agreement in which (i) the sum of the Assumed LIBOR and LIBOR Cap, (ii) the Interest Calculation (30/360 / Actual/360) method (which equals 365/360) divided by 12, and (iii) the Cut-Off Date Allocated Mortgage Loan Amount ($), were multiplied.	$1.00
8	Seasoning	A recalculation based on the Final Data File in which the number of monthly payments occurring between the First Loan Payment Date, through and including, the Cut-off Date, were counted.	None
9	Remaining IO Term (Months)	A recalculation based on the Final Data File in which the Seasoning was subtracted from the IO Period.	None
10	Remaining Term to Maturity (Months)	A recalculation based on the Final Data File in which the Seasoning was subtracted from the Original Balloon Term (Months).	None
11	Prepayment Provision	A recalculation based on the Loan Agreement in which the number of monthly payments associated with the loan's spread maintenance premium period and open period, from and including, the First Loan Payment Date, through and including, the Initial Maturity Date, were counted.

		For purposes of this recalculation, if the spread maintenance premium was 0% on any given payment date, it was counted in the open period.	None
12	Mortgage Loan Cut-off Date LTV	A recalculation based on the Final Data File in which the Cut-Off Date Allocated Mortgage Loan Amount ($) was divided by the Appraised Value ($).	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	11

BX Trust 2019-IMC, Commercial Mortgage Pass-Through Certificates, Series 2019-IMC Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Logic or Formula	Tolerance Level
13	Mortgage Loan UW NCF DSCR Based on Assumed LIBOR	A recalculation based on the Final Data File in which the UW Net Cash Flow was divided by the Annual Debt Service Payment.	None
14	Mortgage Loan UW NCF DSCR Based on LIBOR Cap	A recalculation based on the Final Data File in which the UW Net Cash Flow was divided by the Annual Debt Service Payment at the LIBOR Cap.	None
15	Mortgage Loan UW NOI Debt Yield	A recalculation based on the Final Data File in which the UW Net Operating Income was divided by the Original Balance ($).	None
16	Mortgage Loan UW NCF Debt Yield	A recalculation based on the Final Data File in which the UW Net Cash Flow was divided by the Original Balance ($).	None
17	Appraised Value Per SF ($)	A recalculation based on the Final Data File in which the Appraised Value ($) was divided by the NRA.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	12

BX Trust 2019-IMC, Commercial Mortgage Pass-Through Certificates, Series 2019-IMC Specified Attributes Provided by the Company (not subject to procedures)	EXHIBIT C

Below is a list of the additional Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents, or recalculated, as part of our procedures enumerated in Exhibits A and B.

Loan #	Specified Attribute
1	Property No.
2	Property Rank
3	Property Name
4	Cut-off Date
5	Assumed LIBOR

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	13